Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of accounts receivable [Abstract]
Accounts receivable	$ 43,935	$ 98,195
Less: reserve for doubtful accounts	(38,995)	(36,416)
Accounts receivable, net	$ 4,940	$ 61,779